RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related party transactions
Advertising expense	$ 330,122	$ 8,679,060	$ 28,951,702
Amount due to related parties	635,770	547,478
Amount due from related party	224,479
Qihoo
Related party transactions
Advertising expense	0	2,524,824	0
Amount due to related parties	0	0
VIPShop
Related party transactions
Amount due to related parties	459,623	547,478
Sale of goods or service revenue	11,109,843	2,818,196	356,090
Amount due from related party	0	0
Period after which receivable is due after the issuance of invoices	5 days
Giosis Mecoxlane
Related party transactions
Amount due to related parties	176,147
Sale of goods or service revenue	227,052
Amount due from related party	224,479
Outstanding equity interest owned (as a percent)	40.00%
Sales commission	$ 716,504